Shareholders’ equity (Details Narrative)			6 Months Ended
		Apr. 01, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Apr. 01, 2026 SGD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares
Equity [Abstract]
Authorized capital shares amount | $			$ 3,200,000
Ordinary shares authorized | shares	[1]		4,000,000,000		4,000,000,000
Ordinary shares par value | $ / shares	[1]		$ 0.0008		$ 0.0008
Number of shares issued | shares		4,000,000
Number of shares issued per share | $ / shares		$ 1.25
Gross proceeds from public offering | $		$ 5,000,000
Issuance of warrants shares | shares		300,000		300,000
Issuance of warrants per share | $ / shares				$ 1.5625
Warrants classified as equity		$ 155,409		$ 201,113

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.